[Graphic]
                            West Virginia
                           Municipal Bond
                                Fund

SEMI-ANNUAL REPORT
AND SUPPLEMENT TO
PROSPECTUS

MARCH 12, 1997
 [Graphic]

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

(A PORTFOLIO OF WESMARK FUNDS)

SEMI-ANNUAL REPORT AND SUPPLEMENT TO PROSPECTUS DATED MARCH 12, 1997

The following information is a supplement to your prospectus. We're providing it to keep you up to date and comply with regulations that require mutual fund companies to update shareholders concerning changes in prospectuses.

We suggest that you keep this information for your records.

A. Please insert this "Financial Highlights" table as page 2 of the Prospectus.

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                               PERIOD ENDED
                                                               (UNAUDITED)
                                                                 JULY 31,
                                                                  1997(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                            $10.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                            0.13
  Net realized and unrealized gain (loss) on investments           0.24
  Total from investment operations                                 0.37
 LESS DISTRIBUTIONS
  Distributions from net investment income                        (0.13)
 NET ASSET VALUE, END OF PERIOD                                  $10.24
 TOTAL RETURN(B)                                                   3.71%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                         0.74%*
  Net investment income                                            4.31%*
  Expense waiver/reimbursement(c)                                  0.30%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                       $64,694
  Portfolio turnover                                                  2%

* Computed on an annualized basis.

(a) Reflects operations for the period from April 14, 1997 (date of initial public investment) to July 31, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

B. Please insert the following two sentences to the end of the section entitled "Portfolio Turnover" on page 7 of the Prospectus:

"For the period from April 14, 1997 (date of initial public investment) to July 31, 1997, the Fund's portfolio turnover rate was 2%. The portfolio turnover rate is representative of only four months of investment activity."

C. Please delete references to Federated Services Company under the section "Administration of the Fund" on page 11 of the Prospectus and replace with Federated Administrative Services.

D. Please replace the current disclosure under the section entitled "Certificates and Confirmations" on page 13 of the Prospectus with the following:

"Shareholders will receive detailed confirmations of transactions. In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates."

E. Please delete the first two sentences in the last paragraph under the section "Performance Information" on page 19 of the Prospectus and replace with the following:

"The Fund's total return for the one-year period ended July 31, 1997, was 6.08%. The Fund's average annual total return for the five-year period ended July 31, 1997, and for the period from December 30, 1990 (date of commencement of operations of the common trust fund) to July 31, 1997, was 4.94% and 5.60%, respectively."

F. Please insert the following financial statements as page 20 following the section entitled "Performance Information" on page 19 of the Prospectus:

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS

JULY 31, 1997 (UNAUDITED)

 PRINCIPAL                                                                                           CREDIT
   AMOUNT                                                                                            RATING*       VALUE
 LONG-TERM MUNICIPALS--96.6%
 WEST VIRGINIA--96.6%
 $            195,000 Beckley, WV, Nursing Facility Refunding Revenue Bonds,
                      5.10% (Beckley Health Care Corp. Project)/(Nationsbank of
                      Texas, N.A. LOC), 9/1/2004                                                         NR    $     198,938
              205,000 Beckley, WV, Nursing Facility Refunding Revenue Bonds,
                      5.20% (Beckley Health Care Corp. Project)/(Nationsbank of
                      Texas, N.A. LOC), 9/1/2005                                                         NR          209,605
              215,000 Beckley, WV, Nursing Facility Refunding Revenue Bonds,
                      5.30% (Beckley Health Care Corp. Project)/(Nationsbank of
                      Texas, N.A. LOC), 9/1/2006                                                         NR          220,284
              230,000 Beckley, WV, Nursing Facility Revenue Refunding Bonds,
                      5.40% (Beckley Health Care Corp. Project)/(Nationsbank of
                      Texas, N.A. LOC), 9/1/2007                                                         NR          236,289
              500,000 Berkeley County, WV Board of Education, GO UT, 4.50%
                      (FGIC INS)/(Original Issue Yield: 5.30%), 6/1/2009                                AAA          489,197
              500,000 Berkeley County, WV Board of Education, GO UT Refunding
                      Bonds, 5.25%, 4/1/1998                                                             A+          504,766
              500,000 Berkeley County, WV Board of Education, GO UT Refunding
                      Bonds, 5.35%, 4/1/1999                                                             A+          510,345
              360,000 Berkeley County, WV Board of Education, GO UT Refunding
                      Bonds, 5.45%, 4/1/2000                                                             A+          371,127
            1,030,000 Berkeley County, WV Board of Education, GO UT, 5.75%
                      (FGIC INS), 6/1/2003                                                              AAA        1,104,616
              400,000 Berkeley County, WV Board of Education, GO UT, 7.20%
                      (BIG INS), 4/1/1999                                                               AAA          420,806
              100,000 Brooke County, WV Board of Education, GO UT Refunding
                      Bonds, 8.625% (AMBAC INS), 8/1/2000                                               AAA          112,276
              100,000 Brooke County, WV Board of Education, GO UT Refunding
                      Bonds, 8.75% (AMBAC INS), 8/1/2001                                                AAA          116,554

WesMark West Virginia Municipal Bond Fund

 PRINCIPAL                                                                                           CREDIT
   AMOUNT                                                                                            RATING*       VALUE
 LONG-TERM MUNICIPALS--CONTINUED
 WEST VIRGINIA--CONTINUED
 $          1,350,000 Cabell County, WV Board of Education, GO UT, 6.50% (MBIA
                      INS), 5/1/2003                                                                    AAA    $   1,496,868
              500,000 Cabell County, WV Board of Education, GO UT, 4.60%
                      (Original Issue Yield: 4.70%), 5/1/2003                                            A+          505,000
              500,000 Cabell County, WV Board of Education, GO UT, 6.00% (MBIA
                      INS), 5/1/2006                                                                    AAA          552,570
              100,000 Cable, Putnam & Wayne County's, WV, Single Family
                      Residence Mortgage Revenue Bonds, 7.375% (FGIC INS),
                      4/1/2010                                                                          AAA          114,812
              360,000 Charles Town, WV, Residential Mortgage Revenue Bonds,
                      6.20%, 3/1/2011                                                                    A1          373,402
              355,000 Charleston, WV, GO UT, 7.20%, 10/1/2003                                            A           404,651
              245,000 Clarksburg, WV, Revenue Refunding Bonds, 5.10% (Asset
                      GTD)/(Original Issue Yield: 5.15%), 9/1/1998                                       AA          248,576
              450,000 Clarksburg, WV, Revenue Refunding Bonds, 5.25% (Asset
                      GTD)/(Original Issue Yield: 5.30%), 9/1/1999                                       AA          461,754
              390,000 Fayette County, WV, Pollution Control Revenue Bonds, 5.20%
                      (Union Carbide Corp.), 2/1/1998                                                   BBB          392,698
              250,000 Harrison County, WV Board of Education, GO UT, 6.20%
                      (FGIC INS), 5/1/2000                                                              AAA          264,036
              500,000 Harrison County, WV Board of Education, GO UT, 6.40%
                      (FGIC INS)/(Original Issue Yield: 6.45%), 5/1/2006                                AAA          566,497
              500,000 Harrison County, WV Building Commission, Revenue
                      Refunding Bonds, 4.50% (United Hospital Center)/(AMBAC
                      INS), 4/1/2001                                                                    AAA          504,175
              215,000 Harrison County, WV County Commission, Special Obligation
                      Refunding Bonds, 5.60% (Original Issue Yield: 5.65%),
                      5/15/1998                                                                         AAA          218,319
              410,000 Harrison County, WV County Commission, Special Obligation
                      Refunding Bonds, 6.35% (Original Issue Yield: 6.45%),
                      5/15/2004                                                                         AAA          448,150
              250,000 Jefferson County, WV Board of Education, School
                      Improvement Bonds, 6.85% (FGIC INS), 7/1/2001                                     AAA          274,158

WesMark West Virginia Municipal Bond Fund

 PRINCIPAL                                                                                           CREDIT
   AMOUNT                                                                                            RATING*       VALUE
 LONG-TERM MUNICIPALS--CONTINUED
 WEST VIRGINIA--CONTINUED
 $            750,000 Kanawha County, WV Commercial Development, Revenue
                      Refunding Bonds, 6.50% (May Department Stores Co.),
                      6/1/2003                                                                           A     $     829,794
            2,025,000 Kanawha County, WV, Pollution Control Revenue Bonds,
                      7.35% (Union Carbide Corp.), 8/1/2004                                             Baa2       2,286,602
              500,000 Lewis County, WV, Revenue Bonds, 10.375% (Crestview
                      Manor Project), 8/1/2019                                                           NR          574,601
              285,000 Logan County, WV, Revenue Bonds, 8.00% (Logan County
                      Health Care Center Limited Partnership Project), 12/1/2009                         NR          358,445
              400,000 Marion County, WV PCR, Revenue Refunding Bonds, 6.875%
                      (Monongahela Power Co.), 4/1/1998                                                 AA-          407,980
              100,000 Marion County, WV Single Family Mortgage, Revenue Bonds,
                      7.20% (FGIC INS), 8/1/2001                                                        AAA          110,014
              200,000 Ohio County, WV Board of Education, GO UT, 6.30%, 6/1/2001                         A+          213,983
              475,000 Ohio County, WV Board of Education, GO UT, 7.00%, 6/1/2002                         A+          527,989
              500,000 Ohio County, WV Board of Education, GO UT, 7.00%, 6/1/2003                         A+          564,285
              530,000 Ohio County, WV Board of Education, GO UT, 7.00%, 6/1/2004                         A+          606,154
              250,000 Ohio County, WV Building Commission, Revenue Refunding
                      Bonds, 9.50% (Ohio Valley Medical Center)/(Original Issue
                      Yield: 9.615%), 1/1/2005                                                           NR          252,464
              500,000 Parkersburg, WV Waterworks & Sewer Systems, Revenue
                      Refunding Bonds, 4.75% (FSA INS)/(Original Issue Yield:
                      4.80%), 3/1/2002                                                                  AAA          509,461
              400,000 Parkersburg, WV Waterworks & Sewer Systems, Revenue
                      Refunding Bonds, 4.85% (FSA INS)/(Original Issue Yield:
                      4.90%), 3/1/2003                                                                  AAA          409,406
              500,000 Pleasants County, WV, Pollution Control Revenue Bonds,
                      6.30% (Potomac Edison Co.), 11/1/2007                                              A           500,538
            2,500,000 Pleasants County, WV, Pollution Control Revenue Bonds,
                      6.375% (Monongahela Power Co.)/(Original Issue Yield:
                      6.413%), 11/1/2007                                                                 A         2,502,827

WesMark West Virginia Municipal Bond Fund

 PRINCIPAL                                                                                           CREDIT
   AMOUNT                                                                                            RATING*       VALUE
 LONG-TERM MUNICIPALS--CONTINUED
 WEST VIRGINIA--CONTINUED
 $            500,000 Pleasants County, WV PCR, Refunding Revenue Bond, 6.15%
                      (West Penn Power Co.)/(AMBAC INS), 5/1/2015                                       AAA    $     534,343
              475,000 Pleasants County, WV PCR, Refunding Revenue Bonds,
                      6.15% (Potomac Edison Co.)/(MBIA INS), 5/1/2015                                   AAA          513,656
              475,000 Raleigh County, WV, Refunding Revenue Bonds, 5.50%,
                      6/1/2006                                                                           NR          491,071
              120,000 South Charleston, WV, GO UT Bonds, 5.75%, 9/1/1998                                Baa1         122,315
              480,000 South Charleston, WV, Refunding Revenue Bonds, 4.70%
                      (MBIA INS), 10/1/2001                                                             AAA          486,677
            1,000,000 South Charleston, WV, Refunding Revenue Bonds, 7.625%
                      (Union Carbide Corp.), 8/1/2005                                                   BBB        1,181,871
              250,000 South Charleston, WV, Revenue Bonds, 3.85%, 3/1/1999                              Baa          248,778
              200,000 South Charleston, WV, Revenue Bonds, 3.85%, 3/1/2000                              Baa          195,476
              415,000 Taylor County, WV, GO UT Bonds, 8.40% (Original Issue Yield:
                      8.45%), 5/1/2001                                                                   NR          475,316
              100,000 Upshur County, WV Charleston School District, 6.50%,
                      3/1/1998                                                                           NR          101,487
              500,000 Wayne County, WV Board of Education, GO UT Bonds, 4.40%,
                      6/1/1999                                                                           A+          503,125
              655,000 Wayne County, WV Board of Education, GO UT Bonds, 4.50%,
                      6/1/2000                                                                           A+          659,989
              175,000 Weirton, WV Municipal Hospital Building, Refunding
                      Revenue Bonds, 5.75% (Weirton Medical Center Inc.)/
                      (AMBAC INS)/(Original Issue Yield: 6.00%), 12/1/2003                              AAA          183,175
              540,000 Weirton, WV Municipal Hospital Building, Revenue Bonds,
                      5.40% (Weirton Medical Center Inc.)/(AMBAC INS)/(Original
                      Issue Yield: 5.55%), 12/1/2000                                                    AAA          560,438
              675,000 Weirton, WV Municipal Hospital Building, Revenue Bonds,
                      5.75% (Weirton Medical Center Inc.)/(AMBAC INS)/(Original
                      Issue Yield: 6.05%), 12/1/2004                                                    AAA          707,763
              700,000 West Virgina State College, Revenue Bonds, 5.25% (AMBAC
                      INS)/(Original Issue Yield: 5.40%), 4/1/2000                                      AAA          720,276

WesMark West Virginia Municipal Bond Fund

 PRINCIPAL                                                                                           CREDIT
   AMOUNT                                                                                            RATING*       VALUE
 LONG-TERM MUNICIPALS--CONTINUED
 WEST VIRGINIA--CONTINUED
 $            800,000 West Virgina State College, Revenue Bonds, 5.50% (AMBAC
                      INS)/(Original Issue Yield: 5.60%), 4/1/2001                                      AAA    $     833,847
            1,000,000 West Virgina State College, Revenue Bonds, 5.75% (AMBAC
                      INS)/(Original Issue Yield: 5.85%), 4/1/2003                                      AAA        1,066,991
              200,000 West Virgina State College, Revenue Bonds, 5.75% (AMBAC
                      INS)/(Original Issue Yield: 5.95%), 4/1/2004                                      AAA          215,440
              200,000 West Virginia HFA, Revenue Bonds (Series A), 5.60% (Cabell
                      Huntington Hospital)/(AMBAC INS)/(Original Issue Yield:
                      5.75%), 1/1/2005                                                                  AAA          213,995
              480,000 West Virginia HFA, Revenue Bonds, 4.50% (Charleston Area
                      Medical Center)/(MBIA INS)/(Original Issue Yield: 4.70%),
                      9/1/2001                                                                          AAA          483,008
              400,000 West Virginia HFA, Revenue Bonds, 4.60% (West Virginia
                      University Hospital Inc.)/(MBIA INS)/(Original Issue Yield:
                      4.75%), 6/1/2002                                                                  AAA          402,907
            1,000,000 West Virginia HFA, Revenue Bonds, 4.70% (Charleston Area
                      Medical Center)/(MBIA INS)/(Original Issue Yield: 4.80%),
                      9/1/2002                                                                          AAA        1,012,587
              300,000 West Virginia HFA, Revenue Bonds, 4.70% (FSA LOC),
                      8/1/2006                                                                          Aaa          300,218
              700,000 West Virginia HFA, Revenue Bonds, 4.90% (West Virginia
                      University Hospital Inc.)/(MBIA INS)/(Original Issue Yield:
                      5.00%), 6/1/2004                                                                  AAA          720,838
            1,650,000 West Virginia HFA, Revenue Bonds, 5.00% (Charleston Area
                      Medical Center)/(MBIA INS)/(Original Issue Yield: 5.10%),
                      9/1/2005                                                                          AAA        1,710,986
              220,000 West Virginia HFA, Revenue Bonds, 5.00% (West Virginia
                      University Hospital Inc.)/(MBIA INS)/(Original Issue Yield:
                      5.10%), 6/1/2005                                                                  AAA          227,474
              220,000 West Virginia HFA, Revenue Bonds, 5.35% (Logan General
                      Hospital), 7/1/1999                                                               BBB-         223,954

WesMark West Virginia Municipal Bond Fund

 PRINCIPAL                                                                                           CREDIT
   AMOUNT                                                                                            RATING*       VALUE
 LONG-TERM MUNICIPALS--CONTINUED
 WEST VIRGINIA--CONTINUED
 $          1,750,000 West Virginia HFA, Revenue Bonds, 5.75% (Charleston Area
                      Medical Center)/(MBIA INS)/(Original Issue Yield: 5.98%),
                      9/1/2013                                                                          AAA    $   1,841,541
              500,000 West Virginia HFA, Revenue Bonds, 7.875% (Cabell Hospital)/
                      (Original Issue Yield: 8.007%), 1/1/1999 (@102)                                    NR          535,894
            1,500,000 West Virginia HFA, Revenue Refunding Bonds, 4.75%
                      (Department of Health & Human Resources)/(FSA INS)/
                      (Original Issue Yield: 4.80%), 8/1/2008                                           Aaa        1,501,182
              195,000 West Virginia Housing Development Fund, Refunding
                      Revenue Bonds, 4.90%, 5/1/2004                                                    AAA          195,875
              165,000 West Virginia Housing Development Fund, Refunding
                      Revenue Bonds, 5.15%, 5/1/2006                                                    AAA          167,074
              285,000 West Virginia Housing Development Fund, Refunding
                      Revenue Bonds, 5.35%, 5/1/2008                                                    AAA          290,344
              275,000 West Virginia Housing Development Fund, Refunding
                      Revenue Bonds, 6.70%, 5/1/2009                                                    AAA          294,426
              735,000 West Virginia Housing Development Fund, Revenue Bonds,
                      5.35%, 11/1/2010                                                                  AAA          742,117
              500,000 West Virginia School Building Authority, Refunding Revenue
                      Bonds, 4.80% (AMBAC INS)/(Original Issue Yield: 4.85%),
                      7/1/2004                                                                          AAA          510,900
            3,720,000 West Virginia School Building Authority, Revenue Bonds,
                      5.625% (MBIA INS)/(Original Issue Yield: 5.90%), 7/1/2003                         AAA        3,957,991
              180,000 West Virginia School Building Authority, Revenue Bonds,
                      5.70% (MBIA INS)/(Original Issue Yield: 5.75%), 7/1/2000                          AAA          187,885
              150,000 West Virginia School Building Authority, Revenue Bonds,
                      5.80% (MBIA INS)/(Original Issue Yield: 5.90%), 7/1/2001                          AAA          158,468
              855,000 West Virginia School Building Authority, Revenue Bonds,
                      6.25% (MBIA INS), 7/1/2001                                                        AAA          917,019
              100,000 West Virginia School Building Authority, Revenue Bonds,
                      6.75% (MBIA INS)/(Original Issue Yield: 7.00%), 7/1/2004                          AAA          113,942

WesMark West Virginia Municipal Bond Fund

 PRINCIPAL                                                                                           CREDIT
   AMOUNT                                                                                            RATING*       VALUE
 LONG-TERM MUNICIPALS--CONTINUED
 WEST VIRGINIA--CONTINUED
 $          1,300,000 West Virginia School Building Authority, Revenue Bonds,
                      6.75% (MBIA INS)/(United States Treasury PRF)/(Original
                      Issue Yield: 7.148%), 7/1/2000 (@102)                                             AAA    $   1,419,096
              300,000 West Virginia School Building Authority, Revenue Bonds,
                      6.80% (MBIA INS)/(Original Issue Yield: 6.85%), 7/1/2001                          AAA          327,773
              510,000 West Virginia School Building Authority, Revenue Refunding
                      Bonds, 4.70% (AMBAC INS)/(Original Issue Yield: 4.75%),
                      7/1/2003                                                                          AAA          518,407
              100,000 West Virginia State Building Commission Lease, Revenue
                      Bonds (Series A), 6.50% (West Virginia Regional Jail &
                      Correction)/(MBIA INS)/(Original Issue Yield: 6.60%),
                      7/1/2000                                                                          AAA          106,360
            1,000,000 West Virginia State Parkways Economic Development &
                      Tourism Authority, Revenue Refunding Bonds, 4.80% (FGIC
                      INS), 5/15/2000                                                                   AAA        1,018,475
              400,000 West Virginia State Parkways Economic Development &
                      Tourism Authority, Revenue Refunding Bonds, 6.80% (FGIC
                      INS), 7/1/1998                                                                     NR          410,802
              500,000 West Virginia State University, Revenue Refunding Bonds,
                      5.50% (AMBAC INS)/(Original Issue Yield: 5.60%), 4/1/2001                         AAA          521,155
              540,000 West Virginia State, 5.25%, 6/1/2000                                              AA-          542,104
              500,000 West Virginia State, GO UT, 5.50%, 6/1/2000                                       AA-          502,357
              100,000 West Virginia State, GO UT Bonds, 5.00%, 3/1/2000                                 AA-          102,354
              400,000 West Virginia State, GO UT Bonds, 5.25% (Original Issue Yield:
                      5.60%), 3/1/1999                                                                  AA-          400,438
            1,000,000 West Virginia State, GO UT Bonds, 5.30% (Original Issue Yield:
                      5.40%), 2/1/2000                                                                  AA-        1,029,916
              100,000 West Virginia State, GO UT Bonds, 6.00% (Original Issue Yield:
                      6.05%), 6/1/2002                                                                  AA-          101,554
              325,000 West Virginia University Board of Regents, Refunding Revenue
                      Bonds, 6.00% (MBIA INS)/(Original Issue Yield: 6.037%),
                      4/1/2004                                                                          AAA          353,957

WesMark West Virginia Municipal Bond Fund

 PRINCIPAL                                                                                           CREDIT
   AMOUNT                                                                                            RATING*       VALUE
 LONG-TERM MUNICIPALS--CONTINUED
 WEST VIRGINIA--CONTINUED
 $            100,000 West Virginia University Board of Regents, Revenue Bonds,
                      5.90% (MBIA INS), 4/1/2004                                                        AAA    $     105,505
              905,000 West Virginia University Board of Regents, Revenue Bonds,
                      5.90%, 4/1/2004                                                                    A+          959,037
              250,000 West Virginia University Board of Regents, Revenue Bonds,
                      7.25% (MBIA INS)/(Original Issue Yield: 7.30%), 4/1/2004                          AAA          267,678
              250,000 West Virginia University Board of Regents, Revenue Bonds,
                      7.25% (MBIA INS)/(Original Issue Yield: 7.527%), 4/1/2014                         AAA          262,996
              225,000 West Virginia Water Development Authority, Revenue
                      Refunding Bonds, 5.30% (FSA INS), 11/1/2002                                       AAA          235,781
              550,000 West Virginia Water Development Authority, Revenue
                      Refunding Bonds, 5.80% (FSA INS)/(Original Issue Yield:
                      5.85%), 11/1/2012                                                                 AAA          562,834
              110,000 West Virginia Water Development Authority, Water Revenue
                      Bonds, 6.625%, 11/1/1998                                                           A-          113,471
              765,000 West Virginia Water Development Authority, Water Revenue
                      Bonds, 7.70% (United States Treasury PRF)/(Original Issue
                      Yield: 7.822%), 11/1/2000 (@102)                                                   A-          862,840
              425,000 Wetzel County, WV Board of Education, GO UT, 7.00% (MBIA
                      INS)/(Original Issue Yield: 7.15%), 5/1/2004                                      AAA          488,621
              350,000 Wheeling, WV Waterworks & Sewer Systems, Revenue Bonds,
                      5.55% (United States Treasury, COL)/(FGIC INS), 6/1/1998                          AAA          355,044
              500,000 Wheeling, WV Waterworks & Sewer Systems, Revenue
                      Refunding Bonds, 4.85% (FGIC INS)/(Original Issue Yield:
                      4.90%), 6/1/2005                                                                  Aaa          511,084
              500,000 Wheeling, WV Waterworks & Sewer Systems, Revenue
                      Refunding Bonds, 4.90% (FGIC INS)/(Original Issue Yield:
                      5.00%), 6/1/2006                                                                  Aaa          512,582
              370,000 Wheeling, WV Waterworks & Sewer Systems, Series-C
                      Revenue Bonds, 5.75% (United States Treasury COL)/(FGIC
                      INS), 6/1/1999                                                                    AAA          381,843

WesMark West Virginia Municipal Bond Fund

 PRINCIPAL                                                                                           CREDIT
   AMOUNT                                                                                            RATING*       VALUE
 LONG-TERM MUNICIPALS--CONTINUED
 WEST VIRGINIA--CONTINUED
 $            300,000 Wheeling, WV Waterworks & Sewer Systems, Series-C
                      Revenue Bonds, 6.60% (FGIC INS)/(United States Treasury
                      PRF)/(Original Issue Yield: 6.691%), 6/1/2002 (@100)                              AAA    $     331,316
              100,000 Wheeling, WV, GO UT, 7.50%, 6/1/1999                                              Baa1         105,883
              125,000 Wheeling, WV, GO UT, 7.50%, 6/1/2000                                              Baa1         135,344
              155,000 Wheeling, WV, GO UT, 7.50%, 6/1/2003                                              Baa1         176,059
              225,000 Wood County, WV Building Commission, Revenue Refunding
                      Bonds, 6.625% (St. Joseph Hospital, Parkersburg)/(AMBAC
                      INS), 1/1/2006                                                                    AAA          252,572
                      TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $60,971,250)                                    62,462,909
 MUTUAL FUND--4.7%
            3,038,728 Tax-Free Obligations Fund (AT NET ASSET VALUE)                                               3,038,728
                      TOTAL INVESTMENTS (IDENTIFIED COST $64,009,978)(A)                                       $  65,501,637

(a) The cost of investments for federal tax purposes amounts to $64,009,978. The net unrealized appreciation of investments on a federal tax basis amounts to $1,491,659 which is comprised of $1,497,601 appreciation and $5,942 depreciation at July 31, 1997.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets
      ($64,694,152) at July 31, 1997.

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation BIG --Bond Investors Guaranty COL --Collateralized FGIC --Financial Guaranty Insurance Company FSA --Financial Security Assurance GO --General Obligation GTD --Guaranty HFA --Housing Finance Authority INS --Insured LOC --Letter of Credit MBIA --Municipal Bond Investors Assurance PCR --Pollution Control Revenue PRF --Prerefunded UT --Unlimited Tax

(See Notes which are an integral part of the Financial Statements)

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
STATEMENT OF ASSETS AND LIABILITIES

JULY 31, 1997 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and tax cost $64,009,978)                   $  65,501,637
 Cash                                                                                                         63
 Income receivable                                                                                       918,908
 Receivable for investments sold                                                                         322,807
    Total assets                                                                                      66,743,415
 LIABILITIES:
 Payable for investments purchased                                                     $ 1,796,470
 Income distribution payable                                                               220,641
 Accrued expenses                                                                           32,152
    Total liabilities                                                                                  2,049,263
 NET ASSETS for 6,315,198 shares outstanding                                                       $  64,694,152
 NET ASSETS CONSIST OF:
 Paid in capital                                                                                   $  63,167,661
 Net unrealized appreciation of investments                                                            1,491,659
 Accumulated net realized gain on investments                                                             34,832
    Total Net Assets                                                                               $  64,694,152
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $64,694,152 / 6,315,198 shares outstanding                                                               $10.24

(See Notes which are an integral part of the Financial Statements)

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
STATEMENT OF OPERATIONS

PERIOD ENDED JULY 31, 1997(A) (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                              $    914,914
 EXPENSES:
 Investment advisory fee                                                 $     108,681
 Administrative personnel and services fee                                     27,215
 Custodian fees                                                                 6,340
 Transfer and dividend disbursing agent fees and expenses                       6,883
 Directors'/Trustees' fees                                                      2,174
 Legal fees                                                                     1,992
 Portfolio accounting fees                                                     17,932
 Share registration costs                                                      10,325
 Printing and postage                                                           3,985
 Insurance premiums                                                             1,268
 Miscellaneous                                                                  1,630
      Total expenses                                                          188,425
 Waivers--
      Waiver of investment advisory fee                                       (54,341)
           Net expenses                                                                     134,084
                    Net investment income                                                   780,830
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                            34,832
 Net change in unrealized appreciation of investments                                     1,491,659
      Net realized and unrealized gain on investments                                     1,526,491
           Change in net assets resulting from operations                              $  2,307,321

(a) For the period from April 14, 1997 (date of initial public investment) to July 31, 1997.

(See Notes which are an integral part of the Financial Statements)

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                                                 PERIOD ENDED
                                                                                                  (UNAUDITED)
                                                                                               JULY 31, 1997(A)
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                                                        $          780,830
 Net realized gain (loss) on investments ($34,832 as computed for federal tax purposes)                   34,832
 Net change in unrealized appreciation/depreciation                                                    1,491,659
   Change in net assets resulting from operations                                                      2,307,321
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                                                               (780,830)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                                                         65,440,719
 Net asset value of shares issued to shareholders in payment of distributions declared                    26,087
 Cost of shares redeemed                                                                              (2,299,145)
   Change in net assets resulting from share transactions                                             63,167,661
      Change in net assets                                                                            64,694,152
 NET ASSETS:
 Beginning of period                                                                                          --
 End of period                                                                                $       64,694,152

(a) For the period from April 14, 1997 (date of initial public investment) to July 31, 1997.

(See Notes which are an integral part of the Financial Statements)

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS

JULY 31, 1997 (UNAUDITED)

1. ORGANIZATION

WesMark Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of WesMark West Virginia Municipal Bond Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income which is exempt from federal income tax and the income taxes imposed by the the State of West Virginia.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS-- Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS-- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES-- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS-- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  USE OF ESTIMATES-- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER-- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                                                               PERIOD ENDED
                                                                                             JULY 31, 1997(A)
 Shares sold                                                                                    6,540,594
 Shares issued to shareholders in payment of distributions declared                                 2,584
 Shares redeemed                                                                                 (227,980)
  Net change resulting from share transactions                                                  6,315,198

(a) Reflects operations for the period from April 14, 1997 (date of initial public investment) to July 31, 1997.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE-- WesBanco Bank Wheeling, the Fund's investment adviser (the "Adviser" or "WesBanco"), receives for its services an annual investment advisory fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

  ADMINISTRATIVE FEE-- Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period.

  DISTRIBUTION SERVICES FEE-- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Edgewood Services, Inc., the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund shares, annually, to compensate Edgewood Services, Inc. For the period ended July 31, 1997, the Fund did not incur a distribution services fee.

  SHAREHOLDER SERVICES FEE-- Under the terms of a Shareholder Services Agreement with WesBanco, the Fund will pay WesBanco up to 0.25% of average daily net assets of the Fund for the period. The fee paid to WesBanco is used to finance certain services for shareholders and to maintain shareholder accounts. For the period ended July 31, 1997, the Fund shares did not incur a shareholder services fee.

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES-- Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES-- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

  INTERFUND TRANSACTIONS-- During the period ended July 31, 1997, the Fund engaged in purchase and sale transactions with mutual funds and/or a common trust fund that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $64,696,588 and $5,945,572, respectively. $59,052,050 of these purchase transactions were attributable to a conversion of the assets of a common trust fund into the fund.

  CUSTODIAN FEES-- WesBanco is the Fund's custodian. The fee is based on the market value of Fund securities held in custody plus certain securities transaction charges.

  ORGANIZATIONAL EXPENSES-- Organizational expenses estimated to be $21,000 were borne initially by Administrator. The Fund has agreed to reimburse Administrator for the organizational expenses within the five year period following effective date.

  OTHER AFFILIATED PARTIES AND TRANSACTIONS-- Pursuant to an exemptive order issued by the SEC, the Fund may invest in the Federated Tax-Free Obligations Fund. As of July 31, 1997, the Fund owned 0.15% of the outstanding shares of the Federated Tax-Free Obligations Fund.

  GENERAL-- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended July 31, 1997, were as follows:

PURCHASES   $ 6,367,754
SALES       $ 1,042,482

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at July 31, 1997, 57% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 28% of total investments. [Graphic] [Graphic]Federated Investors Edgewood Services, Inc., Distributor Cusip 951025105 G02160-01 (9/97) [Graphic]



WesMark West Virginia Municipal Bond Fund

(A Portfolio of WesMark Funds)
Supplement to Statement of Additional Information dated March 12, 1997


A. Please insert the following information as a second paragraph under the section entitled "Fund Ownership" on page 12 of the Statement of Additional
     Information:

     "As of September 2, 1997, there were no shareholders of record who owned 5% or more of the outstanding shares of the Fund."

B. Please insert the following sub-section entitled "Advisory Fees" immediately after the sub-section entitled "Adviser to the Fund" under the section entitled "Investment Advisory Services" on page 14 of the Statement of Additional
Information:

     "Advisory Fees

     For its advisory services, WesBanco Bank Wheeling receives an annual investment advisory fee as described in the prospectus.

     For the period from April 14, 1997 (date of initial public investment) to July 31, 1997, the Fund's Adviser earned $108,681, of which $54,341 was voluntarily waived."

     C. Please delete the sentence under the sub-section entitled "Fund Administration" under the section entitled "Other Services" on page 14 of the Statement of Additional Information and replace with the following:

     "Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus.

     For the period from April 14, 1997 (date of initial public investment) to July 31, 1997, the Fund incurred costs for administrative services of $27,215."

     D. Please insert the following information as a final paragraph under the section entitled "Brokerage Transactions" on page 14 of the Statement of Additional Information:

     "For the period from April 14, 1997 (date of initial public investment) to July 31, 1997, the Fund paid no brokerage commissions."

E. Please insert the following information as a final paragraph under the sub-section entitled "Distribution and Shareholder Services Plans" under the section "Purchasing Shares" on page 15 of the Statement of Additional
Information:

     "For the period from April 14, 1997 (date of initial public investment) to July 31, 1997, the Fund paid no fees pursuant to the Distribution and Shareholder Services Plans."

     F. Please insert the following information as the first paragraph under the section entitled "Total Return" on page 17 of the Statement of Additional
     Information:

     "For the period from April 14, 1997 (date of initial public investment) to July 31, 1997, the Fund's cumulative total return was 3.71%.

     Cumulative total return reflects a Fund's total performance over a specific period of time. The Fund's total return is representative of only four months of investment activity since the Fund's effective date."

     G. Please insert the following information as the first paragraph under the section entitled "Yield" on page 17 of the Statement of Additional
          Information:

     "The Fund's 30-day SEC yield at July 31, 1997 was 3.79%."

     H. Please insert the following information as the first paragraph under the section entitled "Tax-Equivalent Yield" on which begins on page 17 of the Statement of Additional Information:

     "The Fund's tax-equivalent yield, assuming a combined federal and state tax rate of 46.1%, for the 30-day period ended July 31, 1997 was 7.03%."


                               September 30, 1997


























EDGEWOOD SERVICES, INC.
Distributor

Cusip 951025105
G02160-03 (9/97)

[GRAPHIC OMITTED]






[Graphic]
                                   Growth

                                    Fund

SEMI-ANNUAL REPORT AND SUPPLEMENT TO PROSPECTUS

DATED MARCH 12, 1997

[Graphic]

WESMARK GROWTH FUND

(A PORTFOLIO OF WESMARK FUNDS)

SEMI-ANNUAL REPORT AND SUPPLEMENT TO PROSPECTUS DATED MARCH 12, 1997

The following information is a supplement to your prospectus. We're sending it to keep you up to date and comply with regulations that require mutual fund companies to update shareholders concerning changes in prospectuses.

We suggest that you keep this information for your records.

A. Please insert this "Financial Highlights" table as page 2 of the Prospectus.

WESMARK GROWTH FUND
FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                          PERIOD ENDED
                                                                           (UNAUDITED)
                                                                        JULY 31, 1997(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                        $10.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                        0.04
  Net realized and unrealized gain (loss) on investments                       2.02
  Total from investment operations                                             2.06
 LESS DISTRIBUTIONS
  Distributions from net investment income                                    (0.03)
 NET ASSET VALUE, END OF PERIOD                                              $12.03
 TOTAL RETURN(B)                                                              20.64%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                                     1.15%*
  Net investment income                                                        1.28%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                                  $107,379
  Average commission rate paid(c)                                           $0.0714
  Portfolio turnover                                                             31%

* Computed on an annualized basis.

(a) Reflects operations for the period from April 14, 1997 (date of initial public investment) to July 31, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)

B. Please delete references to Federated Services Company under the section "Administration of the Fund" on page 11 of the Prospectus and replace with Federated Administrative Services.

C. Please replace the current disclosure under the section entitled "Certificates and Confirmations" on page 13 of the Prospectus with the following:

"Shareholders will receive detailed confirmations of transactions. In addition, shareholders will receive periodic statements of reporting all account activity, including dividends paid. The Fund will not issue share certificates."

D. Please delete the financial statements on pages 19 and 20 of the Prospectus and replace with the following:

WESMARK GROWTH FUND
PORTFOLIO OF INVESTMENTS

JULY 31, 1997 (UNAUDITED)

  PRINCIPAL
    AMOUNT
  OR SHARES                                                                                VALUE
 COMMON STOCKS--69.8%
                       CABLE TELEVISION--2.7%
              135,000 (a)U.S. West Media Group                                        $ 2,978,438
                       CHEMICAL-SPECIALTY--1.7%
               55,000  Morton International, Inc.                                       1,839,062
                       COMPUTER SERVICES--7.6%
               60,000  Electronic Data Systems Corp.                                    2,595,000
              110,000  First Data Corp.                                                 4,798,750
               10,000  HBO & Co.                                                          773,750
                        Total                                                           8,167,500
                       COMPUTERS-MINI--2.6%
               40,000  Hewlett-Packard Co.                                              2,802,500
                       ELECTRONIC COMPONENTS--3.0%
               45,000 (a)EMC Corp. Mass                                                 2,272,500
               27,000 (a)Silicon Valley Group, Inc.                                       837,000
                        Total                                                           3,109,500
                       ELECTRONIC COMPONENTS-SEMICONDUCTOR--6.2%
               85,000 (a)Adaptec, Inc.                                                  3,580,625
               32,000 (a)Lam Research Corp.                                             1,692,000
               50,000 (a)S3, Inc.                                                         768,750
                5,000  Texas Instruments, Inc.                                            575,000
                        Total                                                           6,616,375
                       HEALTHCARE SERVICES--3.9%
               55,000  Columbia/HCA Healthcare Corp.                                    1,773,750
               50,000 (a)HEALTHSOUTH Corp.                                              1,325,000
               35,000 (a)Health Management Association, Class A                         1,117,812
                        Total                                                           4,216,562

WESMARK GROWTH FUND

  PRINCIPAL
    AMOUNT
  OR SHARES                                                                                VALUE
 COMMON STOCKS--CONTINUED
                       INSURANCE PROPERTY & CASUALTY--2.1%
               21,000  American International Group, Inc.                             $ 2,236,500
                       INSURANCE-LIFE & HEALTH--0.7%
               10,000  Reliastar Financial Corp.                                          766,875
                       LEISURE & RECREATION--0.7%
               25,000  K2, Inc.                                                           790,625
                       MACHINERY-FARM--3.4%
               65,000  Deere & Co.                                                      3,696,875
                       MEDICAL PRODUCTS & SUPPLY--3.5%
               60,000  Johnson & Johnson                                                3,738,750
                       NETWORKING PRODUCTS--4.1%
               55,000 (a)Cisco Systems, Inc.                                            4,375,937
                       OIL & GAS DRILLING--1.1%
               15,000  Transocean Offshore, Inc.                                        1,225,313
                       OIL & GAS EQUIPMENT & SERVICES--0.6%
               15,000  Williams Cos., Inc. (The)                                          686,250
                       OIL COMPANIES-EXPLORATION & PRODUCTION--1.5%
               20,000  Burlington Resources, Inc.                                         945,000
               40,000  Lomak Petroleum, Inc.                                              690,000
                        Total                                                           1,635,000
                       OIL FIELD SERVICES--4.2%
               55,000 (a)Pride International, Inc.                                      1,454,063
               60,000  Tidewater, Inc.                                                  3,030,000
                        Total                                                           4,484,063
                       OIL REFINING & MARKETING--1.4%
               35,000  K N Energy, Inc.                                                 1,470,000
                       OIL-INTEGRATED--5.0%
              115,000  Phillips Petroleum Co.                                           5,297,188

WESMARK GROWTH FUND

  PRINCIPAL
    AMOUNT
  OR SHARES                                                                                VALUE
COMMON STOCKS--CONTINUED
                       TELECOMMUNICATIONS EQUIPMENT--10.0%
               41,000  Lucent Technologies, Inc.                                      $  3,482,437
               55,000  SBC Communications, Inc.                                          3,255,313
               60,000  Scientific-Atlanta, Inc.                                          1,260,000
               60,000  Telefonaktiebolaget LM Ericsson, Class B, ADR                     2,715,000
                        Total                                                           10,712,750
                      TELECOMMUNICATIONS-CELLULAR--2.1%
               70,000 (a)Airtouch Communications, Inc.                                   2,305,625
                       TRANSPORTATION-RAIL--1.3%
               15,000  Burlington Northern Santa Fe                                      1,448,437
                       UTLILITY-GAS DISTRIBUTION--0.4%
               20,000  AGL Resources, Inc.                                                 418,750
                        TOTAL COMMON STOCKS (IDENTIFIED COST $54,085,759)               75,018,875
 (B)COMMERCIAL PAPER--4.2%
                       FINANCE-AUTOMOTIVE--4.2%
            4,550,000  Ford Motor Credit Co., 5.480%-5.530%, 8/1/1997-8/29/1997
                       (AT AMORTIZED COST)                                               4,535,722
 (B)GOVERNMENT AGENCIES--22.6%
 $          4,930,000  Federal Home Loan Bank, Discount Note, 5.4210%, 8/13/1997         4,921,257
            3,495,000  Federal Home Loan Bank, Discount Note, 5.602%, 9/10/1997          3,473,950
            8,670,000  Federal Home Loan Bank, Discount Note, 5.4390%, 9/19/1997         8,607,220
            7,410,000  Federal Home Loan Bank,Discount Note, 5.597%, 11/17/1997          7,290,395
                        TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $24,292,271)         24,292,822

WESMARK GROWTH FUND

  PRINCIPAL
    AMOUNT
  OR SHARES                                                                                VALUE
 U.S. TREASURY OBLIGATIONS--3.7%
 $          3,968,000  United States Treasury Bill, 8/28/1997 (IDENTIFIED COST        $   3,952,937
                       $3,952,584)
                       MUTUAL FUNDS--0.0%
                  295  U.S. Treasury Cash Reserves Fund (AT NET ASSET VALUE)                    295
                        TOTAL INVESTMENTS (IDENTIFIED COST $86,866,631)(A)            $ 107,800,651

(a) Non-income producing security.

(b) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(c) The cost of investments for federal tax purposes amounts to $86,866,632. The net unrealized appreciation of investments on a federal tax basis amounts to $20,934,019, comprised of $21,381,011 appreciation and $446,992 depreciation at July 31, 1997.

Note: The categories of investments are shown as a percentage of net assets ($107,379,326) at July 31, 1997.

The following acronym is used in this portfolio:

ADR--American Depositary Receipt

(See Notes which are an integral part of the Financial Statements)

WESMARK GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES

JULY 31, 1997 (UNAUDITED)

 ASSETS:
 Investments in securities, at value (identified and tax cost $86,866,632)            $ 107,800,651
 Income receivable                                                                           93,835
   Total assets                                                                         107,894,486
 LIABILITIES:
 Payable for investments purchased                                          $ 469,738
 Accrued expenses                                                              45,422
   Total liabilities                                                                        515,160
 NET ASSETS for 8,923,666 shares outstanding                                          $ 107,379,326
 NET ASSETS CONSIST OF:
 Paid in capital                                                                      $  82,219,692
 Net unrealized appreciation of investments                                              20,934,019
 Accumulated net realized gain on investments                                             4,142,461
 Undistributed net investment income                                                         83,154
   Total Net Assets                                                                   $ 107,379,326
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $107,379,326 / 8,923,666 shares outstanding                                                 $12.03

(See Notes which are an integral part of the Financial Statements)

WESMARK GROWTH FUND
STATEMENT OF OPERATIONS

PERIOD ENDED JULY 31, 1997(A) (UNAUDITED)

 INVESTMENT INCOME:
 Dividends                                                                          $     233,842
 Interest                                                                                 458,922
  Total income                                                                            692,764
 EXPENSES:
 Investment advisory fee                                                $ 213,667
 Administrative personnel and services fee                                 42,733
 Custodian fees                                                             8,262
 Transfer and dividend disbursing agent fees and expenses                   7,407
 Directors'/Trustees' fees                                                  3,134
 Legal fees                                                                 2,849
 Portfolio accounting fees                                                 20,797
 Share registration costs                                                  18,517
 Printing and postage                                                       6,552
 Insurance premiums                                                         1,709
 Miscellaneous                                                              1,994
  Total expenses                                                                          327,621
   Net investment income                                                                  365,143
 REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain on investments                                                       4,142,461
 Net change in unrealized appreciation of investments                                  20,934,019
  Net realized and unrealized gain on investments                                      25,076,480
   Change in net assets resulting from operations                                   $  25,441,623

(a) For the period from April 14, 1997 (date of initial public investment) to July 31, 1997.

(See Notes which are an integral part of the Financial Statements)

WESMARK GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------

                                                                                      PERIOD ENDED
                                                                                       (UNAUDITED)
                                                                                     JULY 31, 1997*
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income $ 365,143 Net realized gain on investments ($4,142,461, as computed for federal tax purposes) 4,142,461 Net change in unrealized appreciation 20,934,019
   Change in net assets resulting from operations                                      25,441,623
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                                                (281,989)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                                          84,697,023
 Net asset value of shares issued to shareholders in payment of distributions              85,024
 declared
 Cost of shares redeemed                                                               (2,662,355)
   Change in net assets resulting from share transactions                              82,119,692
      Change in net assets                                                            107,279,326
 NET ASSETS:
 Beginning of period                                                                      100,000
 End of period (including undistributed net investment income of $83,154)            $107,379,326

* For the period from April 14, 1997 (date of initial public investment) to July 31, 1997.

(See Notes which are an integral part of the Financial Statements)

WESMARK GROWTH FUND
NOTES TO FINANCIAL STATEMENTS

JULY 31, 1997 (UNAUDITED)

1. ORGANIZATION

WesMark Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of WesMark Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is appreciation of capital. The Fund invests primarily in equity securities of companies with prospects for above-average growth in earnings and dividends.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS-- Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS-- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES-- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS-- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES-- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER-- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                                               PERIOD ENDED
                                                                              JULY 31, 1997(A)
 Shares sold                                                                     9,148,456
 Shares issued to shareholders in payment of distributions declared                  7,498
 Shares redeemed                                                                  (242,288)
  Net change resulting from share transactions                                   8,913,666

(a) Reflects operations for the period from April 14, 1997 (date of public investment) to July 31, 1997.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE-- WesBanco Bank Wheeling, the Fund's investment adviser (the "Adviser" or "WesBanco"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets.

ADMINISTRATIVE FEE-- Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Fund for the period.

DISTRIBUTION SERVICES FEE-- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Edgewood Services, Inc., the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund, annually, to compensate Edgewood Services, Inc. For the period ended July 31, 1997, the Fund did not incur a distribution services fee.

SHAREHOLDER SERVICES FEE-- Under the terms of a Shareholder Services Agreement with WesBanco, the Fund will pay WesBanco up to 0.25% of average daily net assets of the Fund for the period. The fee paid to WesBanco is used to finance certain services for shareholders and to maintain shareholder accounts. For the period ended July 31, 1997, the Fund did not incur a shareholder services fee.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES-- Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES-- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS-- During the period ended July 31, 1997, the Fund engaged in purchase and sale transactions with mutual funds and/or common trust funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $84,025,950 and $7,953,863, respectively. $76,957,809 of these purchase transactions were attributable to a conversion of the assets of two common trust funds into the fund.

CUSTODIAN FEES-- WesBanco is the Fund's custodian. The fee is based on the market value of Fund securities held in custody plus certain securities transaction charges.

ORGANIZATIONAL EXPENSES-- Organizational expenses estimated to $21,000 were borne initially by the Administrator. The Fund has agreed to reimburse the Administrator for the organizational expenses within the five-year period following effective date.

OTHER AFFILIATED PARTIES AND TRANSACTIONS-- Pursuant to an exemptive Order issued by the SEC, the Fund may invest in the Federated U.S. Treasury Cash Reserves Fund.

GENERAL-- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended July 31, 1997, were as follows:

PURCHASES    $26,118,987
SALES        $38,657,517


[Graphic]
Federated Investors
Edgewood Securities Corp., Distributor

Cusip 951025204
G02160-02 (9/97)
[Graphic]




WesMark Growth Fund

(A Portfolio of WesMark Funds)
Supplement to Statement of Additional Information dated March 12, 1997


A. Please insert the following two sentences to the end of the section entitled "Portfolio Turnover" on page 6 of the Statement of Additional
     Information:

     "For the period from April 14, 1997 (date of initial public investment) to July 31, 1997, the Fund's portfolio turnover rate was 31%. The portfolio turnover rate is representative of only four months of investment activity."

B. Please replace the second sentence under the sub-section entitled "Lending Cash or Securities" under the section entitled "Investment Limitations" on page 6 of the Statement of Additional Information with the following:

     "The Fund may, however, acquire publicly or non-publicly issued debt securities or enter into repurchase agreements in accordance with its investment objective, policies, and limitations or the Declaration of Trust."

C. Please insert the following information as a second paragraph under the section entitled "Fund Ownership" on page 11 of the Statement of Additional
     Information:

     "As of September 2, 1997 the following shareholder of record owned 5% or more of the outstanding shares of the Fund: Dolling & Co., Wheeling, West Virginia, owned approximately 614,014 shares (6.80%)."

D. Please insert the following information as the second paragraph under the sub-section entitled "Advisory Fees" under the section entitled "Investment Advisory Services" on page 13 of the Statement of Additional Information:

     "For the period from April 14, 1997 (date of initial public investment) to July 31, 1997, the Fund's adviser earned $213,667, of which $0 was voluntarily waived."

E. Please delete the sentence under the sub-section entitled "Fund Administration" under the main section entitled "Other Services" on page 13 of the Statement of Additional Information and replace with the following:

     "Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus.

     For the period from April 14, 1997 (date of initial public investment) to July 31, 1997, the Fund incurred costs for administrative services of $42,733."

     F. Please insert the following information as a final paragraph under the section entitled "Brokerage Transactions" which begins on page 13 of the Statement of Additional Information:

     "For the period from April 14, 1997 (date of initial public investment) to July 31, 1997, the Fund paid $38,607 in brokerage commissions."

G. Please insert the following information as a final paragraph under the sub-section entitled "Distribution and Shareholder Services Plans" under the section "Purchasing Shares" on page 14 of the Statement of Additional
Information:

     "For the period from April 14, 1997 (date of initial public investment) to July 31, 1997, the Fund paid no fees pursuant to the Distribution and Shareholder Services Plans."

H. Please insert the following information as the first paragraph under the section entitled "Total Return" on page 16 of the Statement of Additional
     Information:

     "For the period from April 14, 1997 (date of initial public investment) to July 31, 1997, the Fund's cumulative total return was 20.64%.

     Cumulative total return reflects a Fund's total performance over a specific period of time. The Fund's total return is representative of only four months of investment activity since the Fund's effective date."

I. Please insert the following information as the first paragraph under the section entitled "Yield" on page 17 of the Statement of Additional
     Information:

     "The Fund's 30-day SEC yield at July 31, 1997 was 1.14%."


                                                              September 30, 1997














EDGEWOOD SERVICES, INC.
Distributor

Cusip 951025204
G02160-04 (9/97)

[GRAPHIC OMITTED]